FRC Founders Index FundSM
Schedule of Investments (Unaudited)
December 31, 2020

Security Description	Shares	Value
Common Stocks ― 99.6%
Communication Services ― 6.2%
Alphabet, Inc. - Class A*	91	$159,490
Alphabet, Inc. - Class C*	90	157,669
Bandwidth, Inc. - Class A*	744	114,331
Cardlytics, Inc.*	1,681	239,996
Cargurus, Inc.*	6,600	209,418
Cars.com, Inc.*	17,700	200,010
Cinemark Holdings, Inc.	17,590	306,242
Cogent Communications Holdings, Inc.	2,284	136,743
DISH Network Corp. - Class A*	5,053	163,414
EverQuote, Inc. - Class A*	3,571	133,377
Facebook, Inc. - Class A*	522	142,590
Liberty Broadband Corp. - Class C	0	41
Netflix, Inc.*	262	141,671
Nexstar Media Group, Inc. - Class A	1,612	176,014
Pinterest, Inc. - Class A*	3,223	212,396
Roku, Inc.*	608	201,868
Spotify Technology SA*	550	173,063
TechTarget, Inc.*	2,860	169,055
TripAdvisor, Inc.	7,124	205,029
Twitter, Inc.*	3,083	166,944
United States Cellular Corp.*	4,764	146,207
Vonage Holdings Corp.*	13,388	172,371
World Wrestling Entertainment, Inc. - Class A	3,404	163,562
Yelp, Inc.*	7,182	234,636
Zillow Group, Inc. - Class A*	1,372	186,510
Zillow Group, Inc. - Class C*	1,378	178,864
Zynga, Inc. - Class A*	15,131	149,343
Total Communication Services		4,640,854

Consumer Discretionary ― 8.4%
1-800-Flowers.com, Inc. - Class A*	4,962	129,012
Accel Entertainment, Inc.*	13,176	133,078
Amazon.com, Inc.*	42	136,791
Boyd Gaming Corp.	4,345	186,487
Bright Horizons Family Solutions, Inc.*	917	158,632
CarMax, Inc.*	1,548	146,224
Carvana Co.*	665	159,294
Century Communities, Inc.*	3,132	137,119
Cheesecake Factory Inc/The	4,705	174,367
Dorman Products, Inc.*	1,555	135,005
DR Horton, Inc.	1,811	124,814
Five Below, Inc.*	1,042	182,329
G-III Apparel Group Ltd.*	10,112	240,059
Grubhub, Inc.*	1,744	129,527
iRobot Corp.*	1,558	125,092
Las Vegas Sands Corp.	3,152	187,859
LGI Homes, Inc.*	1,120	118,552
Lithia Motors, Inc. - Class A	532	155,700
MDC Holdings, Inc.	2,780	135,108
Meritage Homes Corp.*	1,254	103,856
Oxford Industries, Inc.	3,228	211,466
Peloton Interactive, Inc. - Class A*	1,079	163,706
Quotient Technology, Inc.*	16,296	153,508
Ralph Lauren Corp.	1,943	201,567
RealReal Inc/The*	9,059	177,013
Shake Shack, Inc. - Class A*	1,997	169,306
Shutterstock, Inc.	2,355	168,854
Skechers USA, Inc. - Class A*	4,458	160,221
Smith & Wesson Brands, Inc.	8,624	153,076
Sonic Automotive, Inc. - Class A	3,610	139,238
Stitch Fix, Inc. - Class A*	4,344	255,080

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2020

Security Description	Shares	Value

Consumer Discretionary ― 8.4% (Continued)
Tempur Sealy International, Inc.*	6,013	$162,351
Tesla, Inc.*	307	216,641
Texas Roadhouse, Inc.	1,960	153,194
Under Armour, Inc. - Class A*	11,306	194,124
Under Armour, Inc. - Class C*	12,971	193,008
Urban Outfitters, Inc.*	5,980	153,088
Wayfair, Inc. - Class A*	482	108,840
Zumiez, Inc.*	4,403	161,942
Total Consumer Discretionary		6,295,128

Consumer Staples ― 2.4%
Beyond Meat, Inc.*	751	93,875
Boston Beer Co Inc/The - Class A*	147	146,161
Central Garden & Pet Co.*	3,343	129,073
Central Garden & Pet Co. - Class A*	3,700	134,421
Freshpet, Inc.*	1,149	163,147
Inter Parfums, Inc.	3,423	207,057
J & J Snack Foods Corp.	1,079	167,644
National Beverage Corp.*	1,687	143,226
Nu Skin Enterprises, Inc. - Class A	2,587	141,328
PriceSmart, Inc.	1,995	181,725
United Natural Foods, Inc.*	7,798	124,534
USANA Health Sciences, Inc.*	1,811	139,628
Total Consumer Staples		1,771,819

Energy ― 1.7%
Continental Resources, Inc./OK	10,724	174,801
Devon Energy Corp.	15,212	240,502
Kinder Morgan, Inc.	10,939	149,536
Matador Resources Co.*	15,858	191,247
Parsley Energy, Inc. - Class A	14,149	200,916
Scorpio Tankers, Inc.	12,524	140,144
Talos Energy, Inc.*	20,225	166,654
Total Energy		1,263,800

Financials ― 11.1%
Aflac, Inc.	3,834	170,498
American Financial Group, Inc./OH	2,021	177,080
AMERISAFE, Inc.	2,476	142,197
Apollo Global Management, Inc.	3,299	161,585
Ares Management Corp. - Class A	3,232	152,066
Athene Holding Ltd. - Class A*	3,971	171,309
BankUnited, Inc.	6,025	209,549
BlackRock, Inc.	222	160,182
Capital One Financial Corp.	1,802	178,128
Carlyle Group Inc/The	5,280	166,003
Charles Schwab Corp/The	3,819	202,560
Cohen & Steers, Inc.	2,381	176,908
Enstar Group Ltd.*	841	172,312
Essent Group Ltd.	3,349	144,677
Evercore, Inc. - Class A	1,855	203,382
FB Financial Corp.	5,139	178,477
Fidelity National Financial, Inc.	4,296	167,931
First Foundation, Inc.	9,900	198,000
Focus Financial Partners, Inc. - Class A*	3,726	162,081
Goosehead Insurance, Inc. - Class A	1,422	177,409
Home BancShares Inc/AR	8,598	167,489
Independent Bank Group, Inc.	2,975	185,997
Interactive Brokers Group, Inc. - Class A	2,860	174,231
Intercontinental Exchange, Inc.	1,386	159,792
Kinsale Capital Group, Inc.	681	136,289
KKR & Co, Inc.	3,894	157,668
Ladder Capital Corp.	20,081	196,392

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2020

Security Description	Shares	Value

Financials ― 11.1% (Continued)
LendingTree, Inc.*	423	$115,813
MarketAxess Holdings, Inc.	265	151,198
Mercury General Corp.	3,479	181,639
Moelis & Co. - Class A	3,720	173,947
Morningstar, Inc.	777	179,930
Nelnet, Inc. - Class A	2,154	153,451
Palomar Holdings, Inc.*	1,618	143,743
PennyMac Financial Services, Inc.	2,143	140,624
PennyMac Mortgage Investment Trust	8,500	149,515
Pinnacle Financial Partners, Inc.	3,682	237,121
PRA Group, Inc.*	3,609	143,133
Preferred Bank/Los Angeles CA	4,230	213,488
Redwood Trust, Inc.	17,811	156,381
SEI Investments Co.	2,547	146,376
ServisFirst Bancshares, Inc.	3,834	154,472
Signature Bank/New York NY	1,674	226,475
Tradeweb Markets, Inc. - Class A	2,443	152,565
Trupanion, Inc.*	1,565	187,346
Veritex Holdings, Inc.	7,139	183,187
Virtu Financial, Inc. - Class A	6,194	155,903
W R Berkley Corp.	2,297	152,567
Wintrust Financial Corp.	3,039	185,652
Total Financials		8,334,718

Health Care ― 26.5%
10X Genomics, Inc. - Class A*	878	124,325
Adaptive Biotechnologies Corp.*	2,732	161,543
Aerie Pharmaceuticals, Inc.*	12,275	165,835
Akero Therapeutics, Inc.*	4,964	128,071
Alector, Inc.*	14,149	214,074
Allogene Therapeutics, Inc.*	3,284	82,888
Alnylam Pharmaceuticals, Inc.*	985	128,021
Amicus Therapeutics, Inc.*	8,645	199,613
Amphastar Pharmaceuticals, Inc.*	6,796	136,668
Apellis Pharmaceuticals, Inc.*	4,003	228,972
Applied Therapeutics, Inc.*	5,982	131,664
Arcus Biosciences, Inc.*	7,245	188,080
Arcutis Biotherapeutics, Inc.*	5,863	164,926
Axonics Modulation Technologies, Inc.*	2,945	147,014
Axsome Therapeutics, Inc.*	1,900	154,793
Bioxcel Therapeutics, Inc.*	2,732	126,218
Black Diamond Therapeutics, Inc.*	4,307	138,039
Blueprint Medicines Corp.*	1,428	160,150
Bridgebio Pharma, Inc.*	3,689	262,325
Cara Therapeutics, Inc.*	10,588	160,196
Castle Biosciences, Inc.*	2,686	180,365
Cerus Corp.*	21,035	145,562
ChemoCentryx, Inc.*	2,392	148,113
Coherus Biosciences, Inc.*	7,756	134,799
Corcept Therapeutics, Inc.*	7,714	201,798
Cortexyme, Inc.*	2,899	80,534
CorVel Corp.*	1,599	169,494
Cue Biopharma, Inc.*	9,082	113,616
Danaher Corp.	626	139,060
Deciphera Pharmaceuticals, Inc.*	2,530	144,387
Denali Therapeutics, Inc.*	3,258	272,890
Dicerna Pharmaceuticals, Inc.*	7,308	160,995
Eagle Pharmaceuticals, Inc./DE*	3,118	145,205
Emergent BioSolutions, Inc.*	1,451	130,010
Ensign Group, Inc./The	2,370	172,820
Exelixis, Inc.*	6,013	120,681
Fate Therapeutics, Inc.*	3,019	274,518
Frequency Therapeutics, Inc.*	6,810	240,121
Globus Medical, Inc. - Class A*	2,588	168,789

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2020

Security Description	Shares	Value

Health Care ― 26.5% (Continued)
Gossamer Bio, Inc.*	15,204	$147,023
Guardant Health, Inc.*	1,334	171,926
HealthStream, Inc.*	6,735	147,092
Hologic, Inc.*	2,132	155,274
Inogen, Inc.*	4,632	206,958
Inspire Medical Systems, Inc.*	1,135	213,482
Intercept Pharmaceuticals, Inc.*	4,145	102,382
Intra-Cellular Therapies, Inc.*	5,463	173,723
Invitae Corp.*	2,877	120,287
Ionis Pharmaceuticals, Inc.*	2,972	168,037
Jazz Pharmaceuticals Plc*	932	153,827
Karuna Therapeutics, Inc.*	1,762	179,002
Karyopharm Therapeutics, Inc.*	8,917	138,035
Kiniksa Pharmaceuticals Ltd. - Class A*	7,304	129,062
Kodiak Sciences, Inc.*	1,893	278,101
Krystal Biotech, Inc.*	2,832	169,920
Kura Oncology, Inc.*	4,241	138,511
LHC Group, Inc.*	632	134,818
MacroGenics, Inc.*	5,599	127,993
Madrigal Pharmaceuticals, Inc.*	1,114	123,843
Masimo Corp.*	611	163,980
MEDNAX, Inc.*	9,278	227,682
Medpace Holdings, Inc.*	1,118	155,626
Merit Medical Systems, Inc.*	2,979	165,364
Moderna, Inc.*	1,852	193,478
Morphic Holding, Inc.*	5,165	173,286
Myriad Genetics, Inc.*	11,659	230,557
NantKwest, Inc.*	15,666	208,828
Natera, Inc.*	1,972	196,253
National Research Corp.	2,698	115,340
Neoleukin Therapeutics, Inc.*	11,954	168,551
Neurocrine Biosciences, Inc.*	1,403	134,478
NextGen Healthcare, Inc.*	10,041	183,148
NGM Biopharmaceuticals, Inc.*	8,530	258,416
Omeros Corp.*	13,176	188,219
Omnicell, Inc.*	1,734	208,115
ORIC Pharmaceuticals, Inc.*	6,518	220,634
Oyster Point Pharma, Inc.*	6,346	119,432
Passage Bio, Inc.*	8,162	208,702
Penumbra, Inc.*	689	120,575
PetIQ, Inc.*	4,378	168,334
Phathom Pharmaceuticals, Inc.*	3,631	120,622
Phreesia, Inc.*	4,303	233,481
Provention Bio, Inc.*	10,881	184,324
PTC Therapeutics, Inc.*	2,708	165,269
QIAGEN NV*	2,707	143,065
Quanterix Corp.*	3,304	153,636
RadNet, Inc.*	8,546	167,245
Reata Pharmaceuticals, Inc. - Class A*	1,281	158,357
Regeneron Pharmaceuticals, Inc.*	236	114,014
REGENXBIO, Inc.*	5,026	227,979
Replimune Group, Inc.*	3,911	149,205
ResMed, Inc.	797	169,410
REVOLUTION Medicines, Inc.*	3,247	128,549
Rubius Therapeutics, Inc.*	26,062	197,811
Sage Therapeutics, Inc.*	2,219	191,966
Seagen, Inc.	678	118,745
Select Medical Holdings Corp.*	6,329	175,060
Silk Road Medical, Inc.*	2,207	138,997
Simulations Plus, Inc.	1,872	134,634
Sorrento Therapeutics, Inc.*	14,037	95,803
Stoke Therapeutics, Inc.*	3,674	227,531

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2020

Security Description	Shares	Value

Health Care ― 26.5% (Continued)
Supernus Pharmaceuticals, Inc.*	6,909	$173,830
Tabula Rasa HealthCare, Inc.*	3,447	147,670
TG Therapeutics, Inc.*	4,847	252,141
Translate Bio, Inc.*	9,612	177,149
Tricida, Inc.*	15,245	107,477
Twist Bioscience Corp.*	1,572	222,108
Ultragenyx Pharmaceutical, Inc.*	1,530	211,798
United Therapeutics Corp.*	1,289	195,657
UnitedHealth Group, Inc.	441	154,650
Universal Health Services, Inc. - Class B	1,277	175,588
Vaxart, Inc.*	20,547	117,323
Veeva Systems, Inc. - Class A*	472	128,502
Veracyte, Inc.*	3,396	166,200
Vir Biotechnology, Inc.*	3,450	92,391
Xencor, Inc.*	3,465	151,178
Y-mAbs Therapeutics, Inc.*	3,560	176,256
Zentalis Pharmaceuticals, Inc.*	3,637	188,906
Zogenix, Inc.*	7,308	146,087
Zynex, Inc.*	9,528	128,247
Total Health Care		19,844,327

Industrials ― 5.2%
AAON, Inc.	2,209	147,186
Air Lease Corp.	4,806	213,482
Ameresco, Inc. - Class A*	3,666	191,512
API Group Corp.*	9,515	172,697
Axon Enterprise, Inc.*	1,398	171,297
Bloom Energy Corp. - Class A*	6,839	196,006
Cimpress Plc*	1,628	142,841
Clean Harbors, Inc.*	2,398	182,488
Colfax Corp.*	4,507	172,348
Copart, Inc.*	1,224	155,754
CoStar Group, Inc.*	163	150,658
FedEx Corp.	513	133,185
Foundation Building Materials, Inc.*	8,097	155,543
Insperity, Inc.	1,944	158,280
Lyft, Inc. - Class A*	5,300	260,389
MasTec, Inc.*	2,966	202,222
PGT Innovations, Inc.*	7,756	157,757
Plug Power, Inc.*	8,195	277,892
Sunrun, Inc.*	2,241	155,480
TransDigm Group, Inc.	293	181,323
TriNet Group, Inc.*	2,071	166,923
Vicor Corp.*	1,662	153,270
Total Industrials		3,898,533

Information Technology ― 28.3%
2U, Inc.*	3,741	149,677
3D Systems Corp.*	18,203	190,767
Acacia Communications, Inc.*	2,088	152,340
Adobe, Inc.*	280	140,034
Akamai Technologies, Inc.*	1,251	131,342
Alarm.com Holdings, Inc.*	2,356	243,728
Altair Engineering, Inc. - Class A*	3,065	178,322
Alteryx, Inc. - Class A*	1,000	121,790
Ambarella, Inc.*	2,507	230,193
Analog Devices, Inc.	1,152	170,185
Appfolio, Inc. - Class A*	863	155,375
Appian Corp.*	1,692	274,256
Arista Networks, Inc.*	622	180,735
Atlassian Corp Plc - Class A*	739	172,830
Avalara, Inc.*	909	149,885

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2020

Security Description	Shares	Value

Information Technology ― 28.3% (Continued)
Bill.com Holdings, Inc.*	1,183	$161,479
Blackline, Inc.*	1,466	195,535
Box, Inc. - Class A*	8,088	145,988
Cadence Design Systems, Inc.*	1,212	165,353
Calix, Inc.*	6,852	203,916
CEVA, Inc.*	3,216	146,328
Ciena Corp.*	3,370	178,104
Cloudflare, Inc. - Class A*	2,305	175,157
CMC Materials, Inc.	908	137,380
Cognex Corp.	2,105	169,000
CommScope Holding Co, Inc.*	15,666	209,924
Cornerstone OnDemand, Inc.*	3,815	168,013
Crowdstrike Holdings, Inc. - Class A*	959	203,135
Datadog, Inc. - Class A*	1,249	122,952
Dell Technologies, Inc. - Class C*	2,007	147,093
Domo, Inc. - Class B*	3,476	221,665
Dropbox, Inc. - Class A*	7,146	158,570
Dynatrace, Inc.*	3,244	140,368
EchoStar Corp. - Class A*	5,395	114,320
Elastic NV*	1,142	166,880
Enphase Energy, Inc.*	1,301	228,286
Envestnet, Inc.*	1,695	139,482
EPAM Systems, Inc.*	409	146,565
Euronet Worldwide, Inc.*	1,528	221,438
Evo Payments, Inc. - Class A*	5,461	147,502
ExlService Holdings, Inc.*	1,978	168,387
Fabrinet*	2,245	174,190
Fastly, Inc. - Class A*	1,151	100,563
First Solar, Inc.*	1,693	167,472
Fitbit, Inc. - Class A*	20,312	138,122
FleetCor Technologies, Inc.*	567	154,695
Fortinet, Inc.*	1,089	161,749
Globant SA*	717	156,026
Guidewire Software, Inc.*	1,379	177,519
HubSpot, Inc.*	452	179,191
Insight Enterprises, Inc.*	2,318	176,377
Intuit, Inc.	411	156,118
IPG Photonics Corp.*	779	174,332
Juniper Networks, Inc.	6,301	141,835
LivePerson, Inc.*	2,376	147,858
Manhattan Associates, Inc.*	1,373	144,412
MaxLinear, Inc.*	5,808	221,808
Medallia, Inc.*	4,537	150,719
MicroStrategy, Inc. - Class A*	863	335,319
Mimecast Ltd.*	3,016	171,429
Monolithic Power Systems, Inc.	451	165,170
NETGEAR, Inc.*	4,336	176,172
NetScout Systems, Inc.*	6,116	167,701
New Relic, Inc.*	2,206	144,272
NIC, Inc.	6,694	172,906
nLight, Inc.*	6,265	204,552
Nutanix, Inc. - Class A*	5,784	184,336
NVIDIA Corp.	251	131,072
Okta, Inc.*	583	148,234
Oracle Corp.	2,326	150,469
OSI Systems, Inc.*	1,779	165,838
PagerDuty, Inc.*	4,618	192,571
Palo Alto Networks, Inc.*	554	196,886
Paychex, Inc.	1,681	156,636
Paycom Software, Inc.*	380	171,855
Paylocity Holding Corp.*	745	153,403
PC Connection, Inc.	3,144	148,680

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2020

Security Description	Shares	Value

Information Technology ― 28.3% (Continued)
PDF Solutions, Inc.*	6,981	150,790
Pegasystems, Inc.	1,078	143,654
Photronics, Inc.*	13,567	151,408
Ping Identity Holding Corp.*	4,006	114,732
Pluralsight, Inc. - Class A*	7,521	157,640
Power Integrations, Inc.	2,337	191,307
PROS Holdings, Inc.*	4,069	206,583
Pure Storage, Inc. - Class A*	7,781	175,928
Q2 Holdings, Inc.*	1,464	185,240
QAD, Inc. - Class A	3,246	205,082
Qualys, Inc.*	1,395	170,009
Rapid7, Inc.*	2,204	198,713
RealPage, Inc.*	2,381	207,718
Repay Holdings Corp.*	5,689	155,025
RingCentral, Inc. - Class A*	510	193,275
Sailpoint Technologies Holdings, Inc.*	3,015	160,519
salesforce.com, Inc.*	541	120,389
Sanmina Corp.*	5,280	168,379
ServiceNow, Inc.*	274	150,818
Silicon Laboratories, Inc.*	1,358	172,928
SiTime Corp.*	1,569	175,618
Slack Technologies, Inc. - Class A*	4,332	182,984
SolarEdge Technologies, Inc.*	466	148,710
Sprout Social, Inc. - Class A*	2,886	131,053
Square, Inc. - Class A*	756	164,536
SS&C Technologies Holdings, Inc.	2,195	159,686
StoneCo Ltd. - Class A*	2,463	206,695
Super Micro Computer, Inc.*	5,165	163,524
SVMK, Inc.*	6,110	156,110
Switch, Inc. - Class A	8,894	145,595
Synopsys, Inc.*	625	162,025
Tenable Holdings, Inc.*	3,471	181,394
Trade Desk Inc/The - Class A*	217	173,817
TTEC Holdings, Inc.	2,512	183,200
Twilio, Inc. - Class A*	438	148,263
Ubiquiti, Inc.	751	209,161
Universal Display Corp.	713	163,847
Upland Software, Inc.*	3,224	147,949
Varonis Systems, Inc.*	1,106	180,953
VeriSign, Inc.*	668	144,555
ViaSat, Inc.*	4,141	135,204
Virtusa Corp.*	2,825	144,442
Workday, Inc. - Class A*	615	147,360
Workiva, Inc.*	2,410	220,804
Yext, Inc.*	8,176	128,527
Zendesk, Inc.*	1,275	182,478
Zoom Video Communications, Inc. - Class A*	278	93,775
Zscaler, Inc.*	914	182,535
Zuora, Inc. - Class A*	12,936	180,198
Total Information Technology		21,209,901

Materials ― 0.5%
Element Solutions, Inc.	11,621	206,040
Steel Dynamics, Inc.	4,263	157,177
Total Materials		363,217

FRC Founders Index FundSM
Schedule of Investments (Unaudited) (Continued)
December 31, 2020

Security Description	Shares	Value

Real Estate Investment Trusts (REITs) ― 9.0%
Acadia Realty Trust	13,886	$197,042
Agree Realty Corp.	2,192	145,943
Alexandria Real Estate Equities, Inc.	874	155,764
American Campus Communities, Inc.	3,875	165,734
American Finance Trust, Inc.	22,612	168,007
Apartment Investment and Management Co. - Class A	3,234	17,076
Apple Hospitality REIT, Inc.	13,913	179,617
Brandywine Realty Trust	13,954	166,192
Camden Property Trust	1,489	148,781
Community Healthcare Trust, Inc.	2,914	137,278
Crown Castle International Corp.	859	136,744
DiamondRock Hospitality Co.	28,584	235,818
EPR Properties	6,512	211,640
Equity Residential	2,685	159,167
Essex Property Trust, Inc.	685	162,633
eXp World Holdings, Inc.*	2,392	150,983
Extra Space Storage, Inc.	1,251	144,941
First Industrial Realty Trust, Inc.	3,385	142,610
GEO Group, Inc./The	12,580	111,459
Getty Realty Corp.	5,461	150,396
Gladstone Commercial Corp.	8,286	149,148
Healthcare Trust of America, Inc. - Class A	5,517	151,938
Hudson Pacific Properties, Inc.	6,681	160,478
Innovative Industrial Properties, Inc.	1,079	197,597
Invitation Homes, Inc.	4,978	147,847
iStar, Inc.	11,854	176,032
Kimco Realty Corp.	12,924	193,989
Life Storage, Inc.	1,222	145,895
Macerich Co./The	19,773	210,978
Marcus & Millichap, Inc.*	4,509	167,870
Medical Properties Trust, Inc.	7,773	169,374
Monmouth Real Estate Investment Corp.	9,935	172,074
National Health Investors, Inc.	2,396	165,731
National Storage Affiliates Trust	4,199	151,290
Pebblebrook Hotel Trust	11,306	212,553
RLJ Lodging Trust	17,020	240,833
SBA Communications Corp.	462	130,344
SL Green Realty Corp.	3,000	178,740
STAG Industrial, Inc.	4,366	136,743
STORE Capital Corp.	5,195	176,526
Terreno Realty Corp.	2,381	139,312
Vornado Realty Trust	4,172	155,782
Total Real Estate Investment Trusts (REITs)		6,818,899

Utilities ― 0.3%
Sunnova Energy International, Inc.*	4,783	215,857
Total Utilities		215,857

Total Common Stocks (Cost ― $58,526,510)		$74,657,053

Exchange Traded Fund ― 0.3%
Invesco Russell 1000 Equal Weight ETF	6,270	244,467
Total Exchange Traded Fund (Cost ― $244,108)		$244,467

Short Term Investment ― 0.1%
First American Government Obligations Fund - Class X - 0.04% (a)	38,908	38,908
Total Short Term Investment (Cost ― $38,908)		$38,908

Total Investments ― 100.0% (Cost ― $58,809,526)		74,940,428
Other Assets in Excess of Liabilities ― 0.0%		32,273
Total Net Assets ― 100.0%		$74,972,701

* Non-income producing security.
(a) The rate reported is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.  (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by First Republic Investment Management, Inc.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) December 31, 2020

Valuation
Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of December 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$74,657,053	$-	$-	$74,657,053
Exchange Traded Fund	244,467	-	-	244,467
Short-Term Investment	38,908	-	-	38,908
Total	$74,940,428	$-	$-	$74,940,428

See the Schedule of Investments for further detail of investment classifications.